Vanguard® Global Minimum Volatility Fund
Schedule of Investments (unaudited)
As of January 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (98.8%)
Australia (3.2%)
	Wesfarmers Ltd.	278,824	13,134
	Brambles Ltd.	817,133	9,986
	Medibank Pvt Ltd.	3,618,625	8,922
	CSL Ltd.	40,350	6,966
	Insurance Australia Group Ltd.	1,170,507	6,638
	CAR Group Ltd.	195,673	4,876
	Santos Ltd.	832,154	3,603
	Coles Group Ltd.	245,117	2,955
	Origin Energy Ltd.	452,336	2,917
	Telstra Group Ltd.	1,078,701	2,634
	Aurizon Holdings Ltd.	654,689	1,325
	Washington H Soul Pattinson & Co. Ltd.	30,785	650
	SEEK Ltd.	40,539	570
	New Hope Corp. Ltd.	133,649	398
			65,574
Belgium (0.1%)
	Colruyt Group NV	40,419	1,489
*	Argenx SE	620	409
			1,898
Brazil (1.1%)
	Itau Unibanco Holding SA ADR	3,291,954	19,093
	Ambev SA ADR	982,354	1,817
[1]	Suzano SA ADR	124,852	1,349
[2]	Petroleo Brasileiro SA ADR	68,128	879
	Petroleo Brasileiro SA ADR (XNYS)	29,677	422
			23,560
Canada (3.9%)
	Pembina Pipeline Corp.	464,573	16,769
	Dollarama Inc.	172,689	16,342
[3]	Hydro One Ltd.	507,688	15,796
	Intact Financial Corp.	84,672	15,040
	Fortis Inc. (XTSE)	99,554	4,240
	TMX Group Ltd.	136,158	4,214
	Waste Connections Inc.	22,358	4,108
	Keyera Corp.	133,004	3,774
	Enbridge Inc.	30,351	1,313
			81,596
China (1.7%)
	China Shenhua Energy Co. Ltd. Class H	2,281,500	9,200
	China Resources Power Holdings Co. Ltd.	3,974,000	8,838
	Sinopharm Group Co. Ltd. Class H	2,800,800	7,407
	Shanghai Fudan Microelectronics Group Co. Ltd. Class H	1,384,000	2,613
[3]	Fuyao Glass Industry Group Co. Ltd. Class H	365,600	2,469
[3]	Hua Hong Semiconductor Ltd.	532,000	1,577
	Beijing Enterprises Holdings Ltd.	368,500	1,266
	Yum China Holdings Inc.	22,700	1,035
	China Resources Gas Group Ltd.	292,100	993
			35,398
Denmark (0.1%)
	Tryg A/S	75,186	1,523
Finland (0.3%)
	Sampo OYJ Class A (XHEL)	155,502	6,419
	Orion OYJ Class B	8,186	444
			6,863

Vanguard® Global Minimum Volatility Fund
		Shares	Market Value ($000)
France (3.2%)
	Orange SA	1,735,805	18,668
	Danone SA	223,061	15,624
	Sanofi SA	136,633	14,850
	EssilorLuxottica SA	23,006	6,314
	Engie SA (XPAR)	287,216	4,741
	Sodexo SA (XPAR)	31,418	2,325
	Klepierre SA	59,763	1,779
	TotalEnergies SE	27,011	1,565
			65,866
Germany (1.2%)
	Deutsche Telekom AG (Registered)	347,500	11,658
[3]	Scout24 SE	42,937	4,175
	Beiersdorf AG	28,602	3,826
	Deutsche Boerse AG	10,146	2,507
	E.ON SE	191,557	2,269
	Allianz SE (Registered)	3,332	1,087
			25,522
Hong Kong (0.8%)
	CLP Holdings Ltd.	1,099,105	9,138
	Power Assets Holdings Ltd.	871,270	5,637
	Hang Seng Bank Ltd.	45,000	564
	ASMPT Ltd.	44,100	407
			15,746
India (4.1%)
	ICICI Bank Ltd. ADR	982,288	28,162
[1]	Infosys Ltd. ADR	1,016,261	22,307
	Dr Reddy's Laboratories Ltd. ADR	1,486,772	20,547
	HDFC Bank Ltd. ADR	231,271	14,025
			85,041
Indonesia (0.1%)
	Telkom Indonesia Persero Tbk PT ADR	135,171	2,165
Israel (0.2%)
	Israel Discount Bank Ltd. Class A	181,712	1,328
	Phoenix Financial Ltd.	54,677	924
	Elbit Systems Ltd.	1,871	566
	Bank Hapoalim BM	33,908	435
*	Tower Semiconductor Ltd.	7,780	365
*	Teva Pharmaceutical Industries Ltd.	18,633	328
			3,946
Italy (0.4%)
	Eni SpA	557,854	7,854
	Terna - Rete Elettrica Nazionale	159,711	1,317
			9,171
Japan (2.6%)
	Softbank Corp.	14,355,600	18,465
*,1	Shinko Electric Industries Co. Ltd.	323,500	12,198
[1]	McDonald's Holdings Co. Japan Ltd.	146,900	5,539
	Kyushu Railway Co.	219,400	5,335
	Toho Co. Ltd.	67,400	3,038
	Kagome Co. Ltd.	151,500	2,838
	Skylark Holdings Co. Ltd.	138,500	2,191
	Yamada Holdings Co. Ltd.	643,000	1,888
	LY Corp.	402,900	1,177
	MOS Food Services Inc.	49,900	1,129
	East Japan Railway Co.	35,100	625
			54,423
Mexico (0.4%)
	America Movil SAB de CV ADR	302,791	4,242
	Fomento Economico Mexicano SAB de CV ADR	38,597	3,293
			7,535
Netherlands (0.6%)
	Koninklijke KPN NV	2,405,506	8,705
	Wolters Kluwer NV	13,526	2,457

Vanguard® Global Minimum Volatility Fund
		Shares	Market Value ($000)
	ASM International NV	2,953	1,713
			12,875
Norway (0.3%)
	Equinor ASA	135,661	3,267
	Orkla ASA	313,004	2,907
	Telenor ASA	76,317	933
			7,107
Singapore (0.7%)
	Oversea-Chinese Banking Corp. Ltd.	509,961	6,504
	Singapore Exchange Ltd.	534,526	4,809
	United Overseas Bank Ltd.	51,900	1,427
	Singapore Airlines Ltd.	129,800	606
			13,346
South Korea (1.1%)
	KT&G Corp.	157,100	11,914
*	NAVER Corp.	31,686	4,692
*	HMM Co. Ltd.	128,333	1,673
	Douzone Bizon Co. Ltd.	29,441	1,381
	Kakao Corp.	40,804	1,071
	LEENO Industrial Inc.	3,932	574
	LG Uplus Corp.	71,165	490
	Samsung SDS Co. Ltd.	5,514	456
			22,251
Spain (0.4%)
	Bankinter SA	626,098	5,334
	CaixaBank SA	229,309	1,388
	Redeia Corp. SA	62,571	1,053
	Iberdrola SA (XMAD)	57,870	818
	Indra Sistemas SA	22,133	424
*	Iberdrola SA	489	7
			9,024
Sweden (0.3%)
	Essity AB Class B	101,539	2,572
	Tele2 AB Class B	176,872	1,969
	Telia Co. AB	615,579	1,814
			6,355
Switzerland (3.0%)
	Swisscom AG (Registered)	53,763	30,255
	Novartis AG (Registered)	165,348	17,308
	Kuehne & Nagel International AG (Registered)	34,952	7,942
[3]	Galenica AG	32,533	2,899
	Banque Cantonale Vaudoise (Registered)	17,241	1,740
	Logitech International SA (Registered)	14,967	1,482
	Zurich Insurance Group AG	1,570	951
			62,577
Taiwan (3.4%)
[1]	United Microelectronics Corp. ADR	5,363,089	30,999
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	96,662	20,233
	ASE Technology Holding Co. Ltd. ADR	1,385,232	14,060
	Chunghwa Telecom Co. Ltd. ADR	114,346	4,441
			69,733
United Kingdom (5.7%)
	Compass Group plc	907,281	31,260
	Shell plc (XLON)	821,383	26,970
	Pearson plc	945,567	15,687
	Sage Group plc	712,769	11,846
	GSK plc	518,495	9,032
	Unilever plc (XLON)	155,050	8,881
	AstraZeneca plc	43,410	6,094
	Haleon plc	791,528	3,689
	BAE Systems plc	239,737	3,624
[3]	Auto Trader Group plc	201,780	1,965
			119,048
United States (59.9%)
	International Business Machines Corp.	146,726	37,518
*,2	Boston Scientific Corp.	337,121	34,508

Vanguard® Global Minimum Volatility Fund
		Shares	Market Value ($000)
	Roper Technologies Inc.	59,527	34,267
[2,4]	Cisco Systems Inc.	555,757	33,679
	Cencora Inc.	132,353	33,645
	Motorola Solutions Inc.	70,422	33,045
	Republic Services Inc.	149,518	32,426
[2]	Johnson & Johnson	210,703	32,058
	Progressive Corp.	128,883	31,762
	Waste Management Inc.	144,173	31,756
[2]	Amdocs Ltd.	355,459	31,348
	AptarGroup Inc.	199,248	31,312
[2]	General Mills Inc.	511,535	30,764
[2]	Church & Dwight Co. Inc.	291,280	30,736
	McDonald's Corp.	98,137	28,332
	Coca-Cola Co.	444,558	28,221
*	O'Reilly Automotive Inc.	19,397	25,108
[2]	Apple Inc.	105,414	24,878
	Lockheed Martin Corp.	53,630	24,828
[2]	Colgate-Palmolive Co.	285,698	24,770
	Williams Cos. Inc.	446,822	24,767
[2]	Merck & Co. Inc.	237,497	23,469
	McKesson Corp.	38,620	22,969
	Northrop Grumman Corp.	46,934	22,870
	Chemed Corp.	40,671	22,857
	White Mountains Insurance Group Ltd.	11,516	22,254
	Texas Instruments Inc.	118,782	21,928
[2]	Cboe Global Markets Inc.	103,244	21,096
	Southern Co.	239,827	20,133
*	FTI Consulting Inc.	97,239	18,996
	RTX Corp.	124,654	16,074
	Consolidated Edison Inc.	169,012	15,843
	Cheniere Energy Inc.	70,057	15,668
	Dolby Laboratories Inc. Class A	181,994	15,238
	CME Group Inc.	57,056	13,495
	NewMarket Corp.	27,016	13,454
	Fox Corp. Class A	240,122	12,289
[2]	IDACORP Inc.	110,497	12,148
	Omega Healthcare Investors Inc.	326,572	12,103
	Atmos Energy Corp.	80,602	11,487
	T-Mobile US Inc.	47,880	11,155
	Aon plc Class A (XNYS)	27,450	10,179
	Fox Corp. Class B	209,417	10,178
[2]	Flowers Foods Inc.	512,782	10,025
[2]	Microsoft Corp.	23,690	9,833
*	CCC Intelligent Solutions Holdings Inc.	851,670	9,462
	General Dynamics Corp.	34,574	8,885
	Abbott Laboratories	68,228	8,728
*	Kirby Corp.	79,506	8,678
[2]	Chevron Corp.	57,014	8,506
	Procter & Gamble Co.	48,627	8,072
	Kimberly-Clark Corp.	59,065	7,677
	Ryan Specialty Holdings Inc.	114,606	7,630
	Duke Energy Corp.	64,978	7,277
	Exxon Mobil Corp.	64,737	6,916
*	Check Point Software Technologies Ltd.	29,846	6,507
*	Madison Square Garden Sports Corp.	29,384	6,461
	Silgan Holdings Inc.	109,912	6,047
	TJX Cos. Inc.	48,200	6,015
	UnitedHealth Group Inc.	10,758	5,836
	TXNM Energy Inc.	120,551	5,829
	FirstEnergy Corp.	146,271	5,822
[2]	Alphabet Inc. Class C	25,823	5,309
*	VeriSign Inc.	24,616	5,292
	AbbVie Inc.	28,413	5,225
*	Commvault Systems Inc.	28,520	4,542
	NetApp Inc.	34,209	4,177
	Progress Software Corp.	71,395	4,093
	W R Berkley Corp.	68,481	4,029
*	Merit Medical Systems Inc.	35,836	3,902
*	Hologic Inc.	53,948	3,892
*,2	Berkshire Hathaway Inc. Class B	7,993	3,746

Vanguard® Global Minimum Volatility Fund
		Shares	Market Value ($000)
	Murphy USA Inc.	7,355	3,699
	Becton Dickinson & Co.	13,722	3,398
*	MACOM Technology Solutions Holdings Inc.	23,167	3,064
	Matson Inc.	21,164	3,002
[2]	Alphabet Inc. Class A	13,916	2,839
	Linde plc	5,481	2,445
	CMS Energy Corp.	35,273	2,328
	RLI Corp.	30,654	2,248
*	Coupang Inc.	87,155	2,049
*	Laureate Education Inc.	99,408	1,861
*	Tyler Technologies Inc.	3,049	1,834
	Quest Diagnostics Inc.	10,199	1,663
	Marsh & McLennan Cos. Inc.	7,565	1,641
*	Yelp Inc.	39,637	1,583
	Loews Corp.	18,331	1,566
	Unum Group	17,025	1,298
*	Cirrus Logic Inc.	12,726	1,278
	Service Corp. International	16,100	1,258
*	Prestige Consumer Healthcare Inc.	16,181	1,242
	InterDigital Inc.	6,221	1,138
	Commerce Bancshares Inc.	16,158	1,079
[2]	NVIDIA Corp.	8,786	1,055
	Visa Inc. Class A	2,887	987
	Chubb Ltd.	2,996	815
*	HealthEquity Inc.	6,673	737
	PepsiCo Inc.	4,465	673
	TFS Financial Corp.	44,831	615
	DTE Midstream LLC	5,706	577
	Reynolds Consumer Products Inc.	20,614	569
*	Innoviva Inc.	28,426	530
	Meta Platforms Inc. Class A	665	458
			1,243,553
Total Common Stocks (Cost $1,652,615)			2,051,696
Preferred Stocks (0.1%)
	Henkel AG & Co. KGaA Preference Shares	25,857	2,260
	Samsung Electronics Co. Ltd. Preference Shares	31,414	922
Total Preferred Stocks (Cost $3,548)			3,182
Temporary Cash Investments (3.7%)
Money Market Fund (3.7%)
[5,6]	Vanguard Market Liquidity Fund, 4.371% (Cost $75,726)	757,335	75,726
Total Investments (102.6%) (Cost $1,731,889)			2,130,604
Other Assets and Liabilities—Net (-2.6%)			(53,587)
Net Assets (100%)			2,077,017
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $51,880,000.
2	Securities with a value of $12,182,000 have been segregated as collateral for open forward currency contracts.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2025, the aggregate value was $28,881,000, representing 1.4% of net assets.
4	Securities with a value of $1,151,000 have been segregated as initial margin for open futures contracts.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6	Collateral of $54,054,000 was received for securities on loan.
ADR—American Depositary Receipt.

Vanguard® Global Minimum Volatility Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2025	38	11,528	8
Euro Stoxx 50 Index	March 2025	32	1,756	98
Topix Index	March 2025	9	1,620	25
				131

Forward Currency Contracts
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
State Street Bank & Trust Co.	2/14/25	CAD	13,820	USD	9,661	—	(146)
Citibank, N.A.	2/14/25	CAD	1,589	USD	1,105	—	(11)
Bank of Montreal	2/14/25	GBP	4,704	USD	5,717	115	—
State Street Bank & Trust Co.	2/14/25	INR	380,973	USD	4,419	—	(26)
Royal Bank of Canada	2/14/25	JPY	1,817,640	USD	11,660	79	—
State Street Bank & Trust Co.	2/14/25	TWD	185,274	USD	5,617	3	—
State Street Bank & Trust Co.	2/14/25	TWD	168,765	USD	5,127	—	(8)
Toronto-Dominion Bank	2/14/25	USD	61,603	AUD	99,249	—	(102)
UBS AG	2/14/25	USD	3,266	AUD	5,264	—	(7)
Barclays Bank plc	2/14/25	USD	22,334	BRL	138,152	—	(1,223)
Royal Bank of Canada	2/14/25	USD	90,539	CAD	130,199	904	—
Royal Bank of Canada	2/14/25	USD	58,646	CHF	53,207	137	—
State Street Bank & Trust Co.	2/14/25	USD	5,366	CHF	4,871	10	—
UBS AG	2/14/25	USD	1,182	DKK	8,550	—	(7)
UBS AG	2/14/25	USD	98,952	EUR	95,990	—	(688)
Royal Bank of Canada	2/14/25	USD	22,945	EUR	22,167	—	(64)
Deutsche Bank AG	2/14/25	USD	5,758	EUR	5,514	34	—
State Street Bank & Trust Co.	2/14/25	USD	4,978	EUR	4,794	2	—
Citibank, N.A.	2/14/25	USD	2,657	EUR	2,577	—	(18)
Barclays Bank plc	2/14/25	USD	124,721	GBP	101,098	—	(624)
Citibank, N.A.	2/14/25	USD	2,156	GBP	1,748	—	(11)
Royal Bank of Canada	2/14/25	USD	50,632	HKD	393,796	75	—
Barclays Bank plc	2/14/25	USD	2,876	IDR	46,808,552	7	—
Citibank, N.A.	2/14/25	USD	2,100	ILS	7,693	—	(51)
Goldman Sachs International	2/14/25	USD	1,198	ILS	4,379	—	(26)
Citibank, N.A.	2/14/25	USD	91,461	INR	7,885,761	526	—
Royal Bank of Canada	2/14/25	USD	63,446	JPY	10,002,383	—	(1,150)
Citibank, N.A.	2/14/25	USD	3,058	JPY	482,399	—	(58)
Citibank, N.A.	2/14/25	USD	21,057	KRW	30,721,583	—	(34)
Toronto-Dominion Bank	2/14/25	USD	7,600	MXN	156,364	70	—
Toronto-Dominion Bank	2/14/25	USD	7,570	NOK	86,276	—	(52)
Toronto-Dominion Bank	2/14/25	USD	2,892	SEK	32,255	—	(20)

Vanguard® Global Minimum Volatility Fund
Forward Currency Contracts (continued)
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
Bank of Montreal	2/14/25	USD	13,690	SGD	18,729	—	(99)
Citibank, N.A.	2/14/25	USD	77,923	TWD	2,566,154	75	—
						2,037	(4,425)
AUD—Australian dollar.
BRL—Brazilian real.
CAD—Canadian dollar.
CHF—Swiss franc.
DKK—Danish krone.
EUR—euro.
GBP—British pound.
HKD—Hong Kong dollar.
IDR—Indonesian rupiah.
ILS—Israeli shekel.
INR—Indian rupee.
JPY—Japanese yen.
KRW—Korean won.
MXN—Mexican peso.
NOK—Norwegian krone.
SEK—Swedish krona.
SGD—Singapore dollar.
TWD—Taiwanese dollar.
USD—U.S. dollar.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.	Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D.	Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as

Vanguard® Global Minimum Volatility Fund
collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of January 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	1,356,244	—	—	1,356,244
Common Stocks—Other	156,939	538,513	—	695,452
Preferred Stocks	—	3,182	—	3,182
Temporary Cash Investments	75,726	—	—	75,726
Total	1,588,909	541,695	—	2,130,604
Derivative Financial Instruments
Assets
Futures Contracts[1]	131	—	—	131
Forward Currency Contracts	—	2,037	—	2,037
Total	131	2,037	—	2,168
Liabilities
Forward Currency Contracts	—	(4,425)	—	(4,425)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.